Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of items related to operating leases on its consolidated balance sheet

	December 31, 2024	December 31, 2025
	RMB	RMB
Operating lease right-of use assets	19,335	8,566

Current operating lease liabilities	(13,447)	(7,077)
Non-current operating lease liabilities	(5,714)	(846)
Total operating lease liabilities	(19,161)	(7,923)

	For the Year Ended December 31,
	2023	2024	2025
Weighted average remaining lease term	2.5 years	1.4 years	0.8 years
Weighted average discount rate	3.96%	3.91%	3.66%

Schedule of components of lease cost and supplemental cash flow information related to leases

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expenses	14,125	12,837	13,849
Short term lease expenses	68	46	1,484
Total lease expenses	14,193	12,883	15,333

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for operating leases included in the measurement of lease liabilities	13,537	13,383	14,066
Right-of-use assets obtained in exchange for lease liabilities	44,792	1,894	2,985

Schedule of maturities of lease liabilities

December 31, 2025
RMB
Year ended December 31
2026	7,227
2027	853
Total remaining undiscounted lease payments	8,080
Less: Interest	(157)
Total present value of lease liabilities	7,923
Less: Current operating lease liabilities	(7,077)
Non-current operating lease liabilities	846